Events After Reporting Period (Details)	Aug. 26, 2026 shares	Jul. 30, 2026 RM / shares shares	Jun. 30, 2026 $ / shares	Apr. 10, 2026 $ / shares	Mar. 23, 2026 RM / shares	Mar. 23, 2026 $ / shares
Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Shares issued	100
Shares outstanding	100
Subsidiary Allotted Additional Shares	99
Events After The Reporting Period [Member] | Bottom of Range [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized		4,000,000
Events After The Reporting Period [Member] | Top of Range [Member]
Events After Reporting Period [Line Items]
Number of ordinary shares authorized		10,000,000
Class A Ordinary Share [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share) | (per share)			$ 0.0025	$ 0.0025	RM 0.00001	$ 0.00001
Class A Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share) | RM / shares		RM 0.0025
Number of ordinary shares authorized		3,750,000
Class A Ordinary Share [Member] | Events After The Reporting Period [Member] | New Mergers and Acquisitions [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share) | RM / shares		RM 0.0025
Number of ordinary shares authorized		9,750,000
Class B Ordinary Share [Member] | Events After The Reporting Period [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share) | RM / shares		RM 0.0025
Number of ordinary shares authorized		250,000
Class B Ordinary Share [Member] | Events After The Reporting Period [Member] | New Mergers and Acquisitions [Member]
Events After Reporting Period [Line Items]
Per share (in Dollars per share) | RM / shares		RM 0.0025
Number of ordinary shares authorized		250,000